Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions
Related Party Balances and Transactions

Note 17 – Related Party Balances and Transactions

The relationship of related parties is summarized as follows:

Name of Related Party	Relationship to the Group
Zhengyu Wang	CEO of EPakia Inc., the husband of Yefang Zhang, and a controlling shareholder of the Company
Yefang Zhang	Director, Chairwoman of the Board, and a controlling shareholder of the Company
Wangfeng Yan (i)	Formerly Chief Executive Officer
Zhejiang Nongmi Food Co., Ltd. (“Nongmi Food”)	Controlled by Yefang Zhang, but it ceased to be a related party in December 2024 after she sold the entity.
Zhejiang Nongmi Biotechnology Co., Ltd. (“Nongmi Biotechnology”)	Controlled by Yefang Zhang, but it ceased to be a related party in June 2025 after she sold the entity.
Zhejiang Nongmi Ecological Technology Co., Ltd. (“Nongmi Ecological”)	Controlled by Yefang Zhang

(i) On May 29, 2025, Mr. Wangfeng Yan tendered his resignation as the Chief Executive Officer of the Company due to personal reasons.

Due from a related party

The balances due from related party were as follows:

	December 31,	December 31,
	2025	2024
Mr. Zhengyu Wang	$-	$118,025
Total	$-	$118,025

As of December 31, 2024, the Group had advanced funds to Mr. Zhengyu Wang for expanding business, such funds have been collected as of December 31, 2025.

Due to related parties

The balances due to related parties were as follows:

	December 31,	December 31,
	2025	2024
Mr. Zhengyu Wang and his affiliates	$3,791,711	$-
Mr. Wangfeng Yan, and his affiliates	-	11,576
Total	$3,791,711	$11,576

As of December 31, 2025, Mr. Zhengyu Wang advanced working capital and paid some business expenses on behalf of the Group.

As of December 31, 2024, Mr. Wangfeng Yan and his affiliates had paid some business expenses on behalf of the Group. The balance due to Mr. Wangfeng Yan and his affiliates was $11,576 as of December 31, 2024.

All balances due to related parties were unsecured, interest-free and due upon demand.

Lease arrangement with related party

On July 13, 2021, Tantech Bamboo signed a lease agreement with Zhejiang Nongmi Food Co., Ltd. (“Nongmi Food”) to lease part of its production facilities of approximately 1,180 square meters to Nongmi Food for ten years with monthly rent of approximately $2,100 (RMB15,338). For the years ended December 31, 2025, 2024 and 2023, the Group recorded rent income of nil, nil and $64,231, respectively from Nongmi Food.

On July 13, 2021, Tantech Bamboo signed a lease agreement with Zhejiang Nongmi Biotechnology Co., Ltd. (“Nongmi Biotechnology”) to lease part of its production facilities of approximately 1,914 square meters to Nongmi Biotechnology for ten years with monthly rent of approximately $5,300 (RMB38,280). For the years ended December 31, 2025, 2024 and 2023, the Group recorded rent income of nil, nil and $28,149, respectively from Nongmi Biotechnology.

On March 1, 2023, Tantech Bamboo signed a lease agreement with Zhejiang Nongmi Ecological Technology Co., Ltd (“Nongmi Ecological”) to lease part of its production facilities of approximately 479 square meters to Nongmi Ecological for five years with monthly rent of approximately $1,700 (RMB11,975). For the years ended December 31, 2025, 2024 and 2023, the Group recorded rent income of nil, nil and $18,937, respectively from Nongmi Ecological.